Condensed Consolidating Financial Information (Balance Sheet) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 1.0	$ 1.6	$ 1.1	$ 0.5	$ 8.8	$ 5.2
Accounts receivable	267.8	289.8		236.5
Inventory	58.8	66.0		44.5
Total current assets	340.0	373.4		335.8
Property, plant and equipment, net	2,080.7	2,097.6		3,310.8
Investment	1,105.3	1,115.4		254.3
Other assets	5.9	6.1		7.2
Total assets	4,374.8	4,448.9		5,762.8
Current liabilities:
Accounts payable	193.7	217.2		144.1
Total current liabilities	296.0	337.3		258.2
Long-term liabilities:
Long-term debt, less current portion	1,550.3	1,522.7		2,501.8
Other long-term liabilities	46.5	44.6		47.5
Deferred income taxes	4.7	5.3		8.4
Total partners' capital	2,477.3	2,539.0		2,946.9	5,584.5	5,508.6
Total liabilities and partners' capital	4,374.8	4,448.9		5,762.8
Eliminations
Current assets:
Cash	0.0	0.0	0.0	0.0	0.0	0.0
Accounts receivable	0.0	0.0		0.0
Inventory	0.0	0.0		0.0
Other	0.0	0.0
Total current assets	0.0	0.0		0.0
Property, plant and equipment, net	0.0	0.0		0.0
Intangible Assets, Net (Including Goodwill)	0.0	0.0		0.0
Investment in consolidated affiliates	(4,072.8)	(4,093.7)		(5,506.8)
Investment	0.0	0.0		0.0
Other assets	0.0	0.0		0.0
Total assets	(4,072.8)	(4,093.7)		(5,506.8)
Current liabilities:
Accounts payable	0.0	0.0		0.0
Other current liabilities	0.0	0.0		0.0
Total current liabilities	0.0	0.0		0.0
Long-term liabilities:
Long-term debt, less current portion	0.0	0.0		0.0
Other long-term liabilities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Partners' capital	(4,072.8)	(4,093.7)		(5,506.8)
Interest of non-controlling partners in subsidiary	0.0	0.0		0.0
Total partners' capital	(4,072.8)	(4,093.7)		(5,506.8)
Total liabilities and partners' capital	(4,072.8)	(4,093.7)		(5,506.8)
Parent Company, Crestwood Midstream Partners, LP | Reportable Legal Entities
Current assets:
Cash	0.6	1.3	0.8	0.1	0.0	0.1
Accounts receivable	0.0	0.0		0.0
Inventory	0.0	0.0		0.0
Other	0.0	0.0		0.0
Total current assets	0.6	1.3		0.1
Property, plant and equipment, net	0.0	0.0		0.0
Intangible Assets, Net (Including Goodwill)	0.0	0.0		0.0
Investment in consolidated affiliates	4,072.8	4,093.7		5,506.8
Investment	0.0	0.0		0.0
Other assets	0.0	0.0		0.0
Total assets	4,073.4	4,095.0		5,506.9
Current liabilities:
Accounts payable	0.0	0.0		0.0
Other current liabilities	40.2	23.1		26.4
Total current liabilities	40.2	23.1		26.4
Long-term liabilities:
Long-term debt, less current portion	1,549.2	1,521.2		2,498.9
Other long-term liabilities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Partners' capital	2,484.0	2,550.7		2,981.6
Interest of non-controlling partners in subsidiary	0.0	0.0		0.0
Total partners' capital	2,484.0	2,550.7		2,981.6
Total liabilities and partners' capital	4,073.4	4,095.0		5,506.9
Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash	0.0	0.0	0.0	0.0	7.6	4.0
Accounts receivable	264.8	289.3		236.0
Inventory	58.8	66.0		44.5
Other	12.4	16.0		52.5
Total current assets	336.0	371.3		333.0
Property, plant and equipment, net	2,278.0	2,298.4		3,525.7
Intangible Assets, Net (Including Goodwill)	839.1	851.9		1,846.9
Investment in consolidated affiliates	0.0	0.0		0.0
Investment	0.0	0.0		0.0
Other assets	2.1	1.8		3.1
Total assets	3,455.2	3,523.4		5,708.7
Current liabilities:
Accounts payable	191.0	214.5		141.3
Other current liabilities	59.2	94.4		85.2
Total current liabilities	250.2	308.9		226.5
Long-term liabilities:
Long-term debt, less current portion	1.1	1.5		2.9
Other long-term liabilities	43.9	42.0		43.3
Deferred income taxes	0.7	0.7		0.4
Partners' capital	3,159.3	3,170.3		5,435.6
Interest of non-controlling partners in subsidiary	0.0	0.0		0.0
Total partners' capital	3,159.3	3,170.3		5,435.6
Total liabilities and partners' capital	3,455.2	3,523.4		5,708.7
Non-Guarantor Subsidiaries | Reportable Legal Entities
Current assets:
Cash	0.0	0.0	0.0	0.0	0.0	1.0
Accounts receivable	3.0	0.5		0.5
Inventory	0.0	0.0		0.0
Other	0.0	0.0		0.0
Total current assets	3.0	0.5		0.5
Property, plant and equipment, net	0.0	0.0		0.0
Intangible Assets, Net (Including Goodwill)	0.0	0.0		0.0
Investment in consolidated affiliates	0.0	0.0		0.0
Investment	1,105.3	1,115.4		254.3
Other assets	0.0	0.0		0.0
Total assets	1,108.3	1,115.9		254.8
Current liabilities:
Accounts payable	0.0	0.0		0.1
Other current liabilities	0.0	0.0		0.0
Total current liabilities	0.0	0.0		0.1
Long-term liabilities:
Long-term debt, less current portion	0.0	0.0		0.0
Other long-term liabilities	0.0	0.0		0.0
Deferred income taxes	0.0	0.0		0.0
Partners' capital	913.5	923.4		71.2
Interest of non-controlling partners in subsidiary	194.8	192.5		183.5
Total partners' capital	1,108.3	1,115.9		254.7
Total liabilities and partners' capital	1,108.3	1,115.9		254.8
Crestwood Midstream Partners LP
Current assets:
Cash	0.6	1.3	$ 0.8	0.1	7.6	5.1
Accounts receivable	267.8	289.8		236.5
Inventory	58.8	66.0		44.5
Other	12.4	16.0		52.5
Total current assets	339.6	373.1		333.6
Property, plant and equipment, net	2,278.0	2,298.4		3,525.7
Intangible Assets, Net (Including Goodwill)	839.1	851.9		1,846.9
Investment in consolidated affiliates	0.0	0.0		0.0
Investment	1,105.3	1,115.4		254.3
Other assets	2.1	1.8		3.1
Total assets	4,564.1	4,640.6		5,963.6
Current liabilities:
Accounts payable	191.0	214.5		141.4
Other current liabilities	99.4	117.5		111.6
Total current liabilities	290.4	332.0		253.0
Long-term liabilities:
Long-term debt, less current portion	1,550.3	1,522.7		2,501.8
Other long-term liabilities	43.9	42.0		43.3
Deferred income taxes	0.7	0.7		0.4
Partners' capital	2,484.0	2,550.7		2,981.6
Interest of non-controlling partners in subsidiary	194.8	192.5		183.5
Total partners' capital	2,678.8	2,743.2		3,165.1	$ 5,320.4	$ 5,291.3
Total liabilities and partners' capital	$ 4,564.1	$ 4,640.6		$ 5,963.6